Commitments and Contingencies	12 Months Ended
Jul. 31, 2025
TALENTEC SDN. BHD. [Member]
Commitments and Contingencies
15.	COMMITMENTS AND CONTINGENCIES

From time to time, the Company and its subsidiaries are parties to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Group did not have other significant commitments, long-term obligations, significant contingencies or guarantees as of July 31, 2025.